Schedule of deferred income tax assets (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 8,445,915	$ 5,047,115
Debt discount	114,000	114,000
Total deferred tax assets	8,559,915	5,161,115
Deferred tax liabilities:
Depreciation
Deferred revenue
Total deferred tax liabilities
Net deferred tax assets:
Less valuation allowance	(8,559,915)	(5,161,115)
Net deferred tax assets (liabilities)